AMERICAN STOCK EXCHANGE®
Equities Options ETFs

02044001

1-6523

Richard A. Mikeliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1807
F 212 306 2066
richard.mikeliunas@amex.com

Cert AMX

June 18, 2002

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
JUN 27 2002
THOMSON
FINANCIAL

RECD S.E.C.
JUN 18 2002
1086

Dear Ms. Stroud:

This is to certify that the American Stock Exchange LLC (the "Exchange") received from Bank of America Corporation (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

**S&P 500 Index Return Linked Notes, due 2007**

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,